Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Income before taxes, as reported in the consolidated statements of income	$ 24,245	$ 20,657	$ 20,757
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 5,819	$ 5,164	$ 5,501
Tax adjustment in respect of different tax rates	268	(1,214)	(923)
Deferred taxes on losses for which full valuation allowance was provided in the past	658	(455)	131
Tax-deductible costs, not included in the accounting costs	(38)	(342)	(733)
Tax benefits in respect of prior years, net	(488)	1,262	(133)
Nondeductible expenses	70	(232)	177
Uncertain tax position and other differences	42	(234)	(339)
Income tax	$ 6,331	$ 3,949	$ 3,681